Cover	Nov. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2022
Entity File Number	001-40707
Entity Registrant Name	Global System Dynamics, Inc
Entity Central Index Key	0001843248
Entity Tax Identification Number	86-1458374
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	815 Walker Street
Entity Address, Address Line Two	Ste. 1155
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(703)
Local Phone Number	287-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false